Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Exceptional Items [line items]
Adjustments for impairment losses (reversal of impairment losses) recognised in profit or loss, financial assets		$ 6
Current tax benefit	[1]	316	$ 261	$ 183
Contract assets (Charge)				(5)
Reversal of impairment of contract assets		$ 3		3
Associates [member]
Disclosure Of Exceptional Items [line items]
Additional Expenses Allocated				60
Current tax benefit				15
Liability Recognised Reflecting Unavoidable Obligation Amount				$ 18

[1]	Includes $2m (2023: $nil, 2022: $nil) in respect of taxes arising under the Pillar Two framework.